Stock-Based Compensation (Stock-Based Compensation Costs Included in Operating Expenses and Total Intrinsic Value of Options Exercised) (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	May. 31, 2015	May. 31, 2014	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation costs	$ 1,777	$ 2,800	$ 3,068	$ 3,310	$ 1,909
Intrinsic value of stock options exercised				79	3,573
Stock-based compensation expense	1,780	2,804
Fair value changes of collaboration warrants	(3)	(4)
Stock-based compensation costs	$ 1,777	$ 2,800
Employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation costs			$ 3,074	3,624	2,464
Collaboration warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation costs			$ (6)	$ (314)	$ (555)